Annual Total Returns - VIPInvestmentGradeBondIIPortfolio-InitialPRO - VIPInvestmentGradeBondIIPortfolio-InitialPRO - VIP Investment Grade Bond II Portfolio	Apr. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	May 27, 2022
VIP Investment Grade Bond II Portfolio - Initial Class
Bar Chart Table:
Annual Return 2023	5.91%